Consolidated Statements Of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balances at Dec. 31, 2010		8,405,592		15		1,557,258		6,965,697		(117,378)
Balances (in shares) at Dec. 31, 2010				34,849,672
Net income		6,630,602						6,638,637				(8,035)
Other comprehensive income		32,975								32,975
Exercise of share-based awards (in shares)				64,445
Exercise of share-based awards		25,553				25,553
Share-based compensation		148,575				148,575
Business combination		104,832										104,832
Accretion of redeemable noncontrolling interests		0
Issuance of subsidiary shares		41,406				40,384						1,022
Balances at Dec. 31, 2011		15,389,535		15		1,771,770		13,604,334		(84,403)		97,819
Balances (in shares) at Dec. 31, 2011				34,914,117
Net income		10,447,082						10,456,028				(8,946)
Other comprehensive income		5,981								6,125		(144)
Exercise of share-based awards (in shares)				51,593
Exercise of share-based awards		54,171				54,171
Share-based compensation		197,265				196,360						905
Business combination		32,507										32,507
Change of a subsidiary's noncontrolling interests		(1,259)										(1,259)
Acquisition of subsidiaries' shares from noncontrolling shareholders		(1,021)				(1,499)						478
Disposal of a subsidiary		5,253										5,253
Accretion of redeemable noncontrolling interests		(22,143)						(22,143)
Issuance of subsidiary shares		74,471				74,471
Balances at Dec. 31, 2012		26,181,842		15		2,095,273		24,038,219		(78,278)		126,613
Balances (in shares) at Dec. 31, 2012				34,965,710
Net income		10,417,943						10,518,966				(101,023)
Other comprehensive income		914,114								921,374		(7,260)
Exercise of share-based awards (in shares)			64,663	64,663
Exercise of share-based awards		166,253				165,403						850
Share-based compensation		505,653				485,185						20,468
Business combination		427,813										427,813
Acquisition of subsidiaries' shares from noncontrolling shareholders	(22,870)	(138,439)				(138,439)
Accretion of redeemable noncontrolling interests	(5,253)	(31,799)						(31,799)
Reclassification of redeemable noncontrolling interests		888,934										888,934
Issuance of subsidiary shares		1,332,936				448,996						883,940
Balances at Dec. 31, 2013	$ 6,717,420	40,665,250	$ 2	15	$ 504,884	3,056,418	$ 5,703,187	34,525,386	$ 139,270	843,096	$ 370,077	2,240,335
Balances (in shares) at Dec. 31, 2013			35,030,373